4. SMALL BUSINESS ASSOCIATION LOAN - Small Business Association Loan (Details) (Quarterly) (Quarterly Member, USD $)	Mar. 31, 2014
Quarterly Member
2014	$ 830
2015	976
2016	1,054
2017	1,139
2018	1,230
Thereafter	1,835
Total	$ 7,064